DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - Globis Acquisition Corp [Member] - USD ($)					12 Months Ended
	Dec. 15, 2021	Dec. 10, 2021	Dec. 15, 2020	Sep. 01, 2020	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2022	Jan. 27, 2022	Dec. 29, 2021	Oct. 13, 2021	Jul. 19, 2021	Jan. 11, 2021
Issuance of common stock					1,904,761
Issued, price per share			$ 10.10		$ 10.50
Proceeds from issuance of stock			$ 116,150,000			$ 115,000,000
Transaction costs			6,541,841
Underwriting fees			2,300,000
Equity participation shares, value			$ 4,025,000		$ 20,000,000
Equity participation shares			402,500
Other offering costs			$ 216,841			$ 2,516,841
Aggregate borrowings from lender					7,838
Assets held outside of trust					29,508
Cash held in trust					117,307,838
Working capital					3,400,903
Unsecured [Member]
Lines of credit		$ 1,150,000
Minimum [Member]
Property, Plant and Equipment, Net					5,000,001
Maximum [Member]
Aggregate borrowings from lender					$ 100,000
Aggregate borrowings from lender									$ 5,000,000	$ 3,000,000	$ 2,000,000
Maximum [Member] | Subsequent Event [Member]
Aggregate borrowings from lender							$ 7,000,000	$ 7,000,000
Globis SPAC LLC [Member]
Issuance of common stock				2,875,000
Equity participation shares, value				$ 25,000
Business combination ownership percentage			80.00%
Percentage of voting securities			50.00%
Business combination share price and pro rata interest amount					$ 10.10
Business acquisition description	Pursuant to the terms of the Company’s Amended and Restated Certificate of Incorporation, in order for the time available for the Company to consummate a Business Combination to be extended, one or both of the Sponsors or their affiliates or designees, upon five days’ advance notice prior to the applicable deadline, must deposit into the trust account $1,150,000 ($0.10 per Unit, up to an aggregate of $2,300,000), on or prior to the date of the applicable deadline, for each three month extension. Any such payments would be made in the form of a non-interest bearing loan and would be repaid, if at all, from funds released to the Company upon completion of a Business Combination
Liquidation Basis of Accounting, Costs and Incomes	If the Company is unable to complete a Business Combination within the Combination Period and the stockholders do not approve an amendment to the Amended and Restated Certificate of Incorporation to extend this date, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest (which interest shall be net of taxes payable and up to $100,000 of interest to pay dissolution expenses)
Business combination share price per unit					$ 10.20
Aggregate borrowings from lender					$ 5,000,000							$ 1,000,000
Globis SPAC LLC [Member] | Subsequent Event [Member]
Aggregate borrowings from lender							$ 7,000,000
Warrant [Member]
Issuance of common stock			4,188,889
Issued, price per share			$ 0.75
IPO [Member]
Issuance of common stock			11,500,000
Over-Allotment Option [Member]
Issuance of common stock			1,500,000
Issued, price per share			$ 10.00
Proceeds from issuance of stock			$ 115,000,000
Over-Allotment Option [Member] | Warrant [Member]
Issued, price per share			$ 11.50
Private Securities [Member] | Globis SPAC LLC and Up and Up Capital, LLC [Member]
Issuance of common stock			100,833
Issued, price per share			$ 10.00